Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
Property and Equipment

Note 4 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation, consisted of the following at:

	June 30, 2025	December 31, 2024
Computer Equipment	$466,397	$466,397
Furniture and Fixtures	184,524	184,524
Automobile	68,806	-
Software	236,322	-
Leasehold Improvements	-	47,616
	956,049	698,537
Less: Accumulated Depreciation	(700,179)	(680,475)
	$255,870	$18,062

Depreciation expense was $67,321 and $41,986 for the six months ended June 30, 2025 and 2024, respectively.

Note 4 – Property and Equipment

Property and equipment stated at cost, less accumulated depreciation, consisted of the following at:

	December 31, 2024	December 31, 2023
Computer Equipment	$466,397	$466,397
Furniture and Fixtures	184,524	184,524
Leasehold Improvements	47,616	47,616
	698,537	698,537
Less: Accumulated Depreciation	(680,475)	(614,394)
	$18,062	$84,143

Depreciation expense was $66,081 and $146,938 for the years ended December 31, 2024 and 2023, respectively.